SPDR Series Trust
(the “Trust”)
SPDR
S&P 500 Fossil Fuel Reserves Free ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.25% to 0.20% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.20% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 102 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.20%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.20%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
32421SUPP9

SPDR Series Trust
SPDR Portfolio Mortgage Backed Bond ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.06% to 0.04% of the Fund’s average daily net assets. Accordingly, effective immediately, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 88 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses 2	0.02%
Total annual Fund operating expenses 1	0.06%
Less contractual fee waiver 3	(0.02)%
Net annual Fund operating expenses	0.04%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
2	“Acquired fund fees and expenses” are not included in the Fund’s financial statements, which provide a clearer picture of the Fund’s actual operating costs.
3
SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2021. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Fund’s Board of Trustees.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver and/or expense reimbursement only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$4	$17	$32	$75
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
32421SUPP4

SPDR Series Trust
SPDR Portfolio High Yield Bond ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.15% to 0.10% of the Fund’s average daily net assets. Accordingly, effective immediately, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 62 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.10%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.10%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$10	$32	$56	$128
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
32421SUPP3

SPDR Series Trust
(the “Trust”)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2020, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.30% to 0.23% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.23% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 39 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.23%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.23%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$24	$74	$130	$293
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
32421SUPP2